Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

In conjunction with the Cryocann Acquisition, the Company received a promissory note from Matt Armstrong, an employee of the Company, for $281,771. This note receivable was issued as part of an employment agreement with Matt Armstrong, effective June 22, 2021, and was offset against his signing bonus on October 15, 2021. There was no interest associated with the note.

On August 19, 2021, the Company entered into a loan agreement of $237,590 with its Chief Executive Officer, Christian Noel. The note accrues interest at 14% per annum and was repaid on October 22, 2021.

On November 15, 2021, the Company issued 250,000 common shares and warrants, respectively, to Christian Noel in exchange for $50,000. In addition, the Company issued 760,000 common shares and warrants, respectively, to Trichome Capital Inc. in exchange for $152,000. Christian Noel has voting and investment control of Trichome Capital Inc.

12. RELATED PARTY TRANSACTIONS

In conjunction with the CMI Transaction, the Company assumed a note payable in which the note holder, John Knapp (“Knapp”) is a significant shareholder in the Company. In the second quarter of 2021, the Company issued 2,500,000 shares to pay off the balance of the note. Effective February 25, 2020, Knapp resigned as a director of Cryomass Technologies, at which time 200,000 Restricted Stock Units were deemed to have vested and were converted into 200,000 common shares. Refer to Note 2 for additional details on the relationship of CMI as a VIE. The outstanding balance of the notes payable, related party was $0 and $458,599 as of December 31, 2021 and December 31, 2020, respectively.

In conjunction with the Cryocann Acquisition, the Company received a promissory note from Matt Armstrong, an employee of the Company, for $281,771. This note receivable was issued as part of an employment agreement with Matt Armstrong, effective June 22, 2021, and was offset against his signing bonus on October 15, 2021. There was no interest associated with the note.

On August 19, 2021, the Company entered into a loan agreement of $237,590 with its Chief Executive Officer, Christian Noel. The note accrues interest at 14% per annum and was repaid on October 22, 2021.

On November 15, 2021, issued 250,000 common shares and warrants, respectively, to Christian Noel in exchange for $50,000.